ORIX Corporation Shareholders' Equity (Changes in Number of Shares Issued) (Detail) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Uncategorized [Abstract]
Beginning balance	1,162,962,244	1,214,961,054	1,234,849,342
Cancellation of treasury stock	(38,855,620)	(51,998,810)	(19,888,288)
Ending balance	1,124,106,624	1,162,962,244	1,214,961,054